Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Aug. 18, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other General and Administrative expenses	$ 110,000
License Agreement Terms [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reservation fee		$ 120,000
License fee		$ 120,000